Note 15 - Other Payables (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of detailed information about other payables [text block]
	December 31,
	2025	2024
	(USD in thousands)
Employee cost liabilities	$1,105	$860
Other liabilities	129	67
Total other payables	$1,234	$927